CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	R$ 23,833,893	R$ 21,530,801	R$ 18,058,027
Costs of services provided and goods sold	(11,496,437)	(10,655,981)	(8,443,023)
Gross income	12,337,456	10,874,820	9,615,004
Operating income (expenses):
Selling expenses	(5,742,642)	(5,596,211)	(4,621,788)
General and administrative expenses	(1,759,433)	(1,808,735)	(1,723,384)
Share of loss of an associate	(89,304)	(61,587)	(11,572)
Other income (expenses), net	(28,779)	(248,371)	497,771
Total operating expenses	(7,620,158)	(7,714,904)	(5,858,973)
Profit before financial income and expenses	4,717,298	3,159,916	3,756,031
Financial income (expenses):
Financial income	1,239,753	1,318,948	1,091,748
Financial expenses	(2,765,961)	(2,762,963)	(1,745,213)
Foreign exchange variations, net	(7,057)	5,007	659
Total financial income(expenses)	(1,533,265)	(1,439,008)	(652,806)
Profit before income tax and social contribution	3,184,033	1,720,908	3,103,225
Income tax and social contribution	(346,611)	(50,153)	(146,051)
Net income	R$ 2,837,422	R$ 1,670,755	R$ 2,957,174
Earnings per share attributable to the Company’s shareholders (expressed in R$ per share)
Basic earnings per share	R$ 1.17	R$ 0.69	R$ 1.22
Diluted earnings per share	R$ 1.17	R$ 0.69	R$ 1.22